Share-Based Activity under 2003 Plan (Detail) (Restricted Stock Plans, 2003 Plan, USD $)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Restricted Stock Plans, 2003 Plan
Weighted average grant-date fair value
Beginning balance	$ 18.12
Shares granted to Directors	$ 20.60	$ 20.73	$ 18.96
Shares vested	$ 15.44
Ending balance	$ 20.23	$ 18.12
Shares
Beginning balance	114,000
Shares granted to Directors	48,000
Shares vested	(47,000)
Ending balance	115,000	114,000